UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               --------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Alden Global Capital Limited
           --------------------------------------------------------
Address:   One Waverley Place, Union Street
           --------------------------------------------------------
           St Helier, Jersey JE2 3RF
           --------------------------------------------------------

Form 13F File Number: 028-14287
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Clive Chaplin
        -----------------------------------------------------------
Title:  Director
        -----------------------------------------------------------
Phone:  212.888.5500
        -----------------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Clive Chaplin                        New York, New York            2/14/2013
---------------------------------  ---------------------------------  ----------
         [Signature]                      [City, State]                 [Date

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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                         --------------

Form 13F Information Table Entry Total:              17
                                         --------------

Form 13F Information Table Value Total:  $      566,870
                                         --------------
                                         (In Thousands)


List of Other Included Managers:  NONE






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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BANK OF AMERICA CORPORATION COM             060505104   72,640 6,256,634 SH       SOLE                6,256,634      0    0
BEAZER HOMES USA INC        COM NEW         07556Q881   20,645 1,222,300 SH       SOLE                1,222,300      0    0
CASCADE BANCORP             COM NEW         147154207   13,918 2,223,389 SH       SOLE                2,223,389      0    0
CITIGROUP INC               COM NEW         172967424   63,676 1,609,611 SH       SOLE                1,609,611      0    0
DELPHI AUTOMOTIVE PLC       SHS             G27823106   60,270 1,575,674 SH       SOLE                1,575,674      0    0
GMX RES INC                 NOTE 4.500% 5/0 38011MAJ7    1,409 3,182,000 PRN      SOLE                        0      0    0
HOVNANIAN ENTERPRISES INC   CL A            442487203   35,000 5,000,000 SH       SOLE                5,000,000      0    0
ISTAR FINL INC              COM             45031U101    2,445   300,000 SH       SOLE                  300,000      0    0
JAMES RIVER COAL CO         COM NEW         470355207      626   195,000 SH       SOLE                  195,000      0    0
LOUISIANA PAC CORP          COM             546347105   63,370 3,280,028 SH       SOLE                3,280,028      0    0
PARKERVISION INC            COM             701354102      883   434,783 SH       SOLE                  434,783      0    0
RIO TINTO PLC               SPONSORED ADR   767204100    4,293    73,900 SH       SOLE                   73,900      0    0
STANDARD PAC CORP NEW       COM             85375C101   18,375 2,500,000 SH       SOLE                2,500,000      0    0
U S AIRWAYS GROUP INC       COM             90341W108   27,000 2,000,000 SH       SOLE                2,000,000      0    0
VISTEON CORP                COM NEW         92839U206   69,577 1,292,781 SH       SOLE                1,292,781      0    0
YAHOO INC                   COM             984332106  106,281 5,340,773 SH       SOLE                5,340,773      0    0
ZAGG INC                    COM             98884U108    6,462   878,000 SH       SOLE                  878,000      0    0
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